Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Total Index Series		Agricultural Sector Series		Total RICI® Linked - PAM Advisors Fund, LLC
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011	2012	2011
Description	Level 1	Level 1	Level 1	Level 1	Level 1	Level 1
Equity in broker trading account Futures contracts	$(660,454)	$(7,034,079)	$(447,627)	$(218,253)	$(1,108,081)	$(7,252,332)
Cash and cash equivalents Money market funds	11,779,729	191,286	309,127	—	12,088,856	191,286
Investments Government-sponsored enterprise securities	219,959,160	245,980,900	9,698,930	9,498,975	229,658,090	255,479,875
Mutual funds	10,000,554	5,920,265	200,000	846,264	10,200,554	6,766,529

	$241,078,989	$245,058,372	$9,760,430	$10,126,986	$250,839,419	$255,185,358